Document and Entity Information	Jan. 18, 2021
Document Type	8-K/A
Document Period End Date	Jan. 18, 2021
Entity Registrant Name	PUBLIC STORAGE
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33519
Entity Tax Identification Number	95-3551121
Entity Address, Address Line One	701 Western Avenue
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91201-2349
City Area Code	818
Local Phone Number	244-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Reports on Form 8-K filed on December 14, 2020 and January 5, 2020 (the “Original Filings”) by Public Storage (the “Company”). The Original Filings reported, among other items, the appointments of Shankh S. Mitra, David J. Neithercut, Paul Williams, Rebecca Owen, and Michelle Millstone-Shroff to the Company’s Board of Trustees (the “Board”). At the time of the Original Filings, the Board had not made any determinations regarding committee assignments for Messrs. Mitra, Neithercut, and Williams, and Mses. Owen and Shroff. The Company hereby amends the Original Filings to include information on committee assignments for Messrs. Neithercut and Williams, and Mses. Owen and Shroff in Item 5.02 below. Other than providing the additional information in Item 5.02 below, no other disclosure in the Original Filings is amended by this Form 8-K/A.
Amendment Flag	true
Entity Central Index Key	0001393311
Common Stock [Member]
Title of 12(b) Security	Common Shares, $0.10 par value
Trading Symbol	PSA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.400% Cum Pref Share, Series B, $0.01 par value
Trading Symbol	PSAPrB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.125% Cum Pref Share, Series C, $0.01 par value
Trading Symbol	PSAPrC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.950% Cum Pref Share, Series D, $0.01 par value
Trading Symbol	PSAPrD
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.900% Cum Pref Share, Series E, $0.01 par value
Trading Symbol	PSAPrE
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.150% Cum Pref Share, Series F, $0.01 par value
Trading Symbol	PSAPrF
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.050% Cum Pref Share, Series G, $0.01 par value
Trading Symbol	PSAPrG
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.600% Cum Pref Share, Series H, $0.01 par value
Trading Symbol	PSAPrH
Security Exchange Name	NYSE
Series I Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series I, $0.01 par value
Trading Symbol	PSAPrI
Security Exchange Name	NYSE
Series J Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.700% Cum Pref Share, Series J, $0.01 par value
Trading Symbol	PSAPrJ
Security Exchange Name	NYSE
Series K Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.750% Cum Pref Share, Series K, $0.01 par value
Trading Symbol	PSAPrK
Security Exchange Name	NYSE
Series L Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.625% Cum Pref Share, Series L, $0.01 par value
Trading Symbol	PSAPrL
Security Exchange Name	NYSE
Series M Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.125% Cum Pref Share, Series M, $0.01 par value
Trading Symbol	PSAPrM
Security Exchange Name	NYSE
Series N Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 3.875% Cum Pref Share, Series N, $0.01 par value
Trading Symbol	PSAPrN
Security Exchange Name	NYSE
Series O Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 3.875% Cum Pref Share, Series O, $0.01 par value
Trading Symbol	PSAPrO
Security Exchange Name	NYSE
Notes Due 2032 [Member]
Title of 12(b) Security	0.875% Senior Notes due 2032
Trading Symbol	PSA32
Security Exchange Name	NYSE
Notes Due 2026 [Member]
Title of 12(b) Security	0.875% Senior Notes due 2026
Trading Symbol	PSA26
Security Exchange Name	NYSE